Intangible Software, Net (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Software

Intangible Software
March 31, 2022	$—
Additions	178,403
Impairment	—
March 31, 2023	178,403
Additions	211,952
Impairment	(390,355)
March 31,2024	$—

Schedule of Software Development Costs

The following represents the details of the software development costs during the year:

Intangible Assets Under Development	Type of Intangible Asset	Net Book Value	Remaining Amortization Period
ViraxImmune Mobile Application	Technology	$—	n/a